Short-Term Investments	12 Months Ended
Dec. 31, 2019
Short Term Investments [Abstract]
Short-Term Investments
5.	SHORT-TERM INVESTMENTS

As of December 31, 2018 and 2019, the Company’s short-term investment consisted of available-for-sale securities with maturities of one year or less.

The Company measured the available-for-sale securities at the fair value shown by the financial institution which the Company believes a Level 2 valuation.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2018 and 2019, respectively:

	December 31,
	2018	2019
Beginning balance	$532,912	$—
Purchases	8,995,273	10,091,454
Redemption	(9,437,363)	(8,956,178)
Realized gain(loss)	(72,755)	11,743
Exchange difference	(18,067)	(263)
Ending balance	$—	$1,146,756

As of the year ended December 31, 2019, the unrealized gain related to the ending balance of short-term investments available-for-sale was $1,000.

The following table provides additional information on the realized gains of the sale of available-for-sale short-term investments as of December 31, 2018 and 2019, respectively. For purposes of determining gross realized gains, the cost of short-term investments sold is based on specific identification.

	Year ended December 31, 2019
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale short-term investments	$(8,956,178)	$10,091,454	$11,743	$(263)
Total	$(8,956,178)	$10,091,454	$11,743	$(263)

	Year ended December 31, 2018
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale short-term investments	$(9,437,363)	$8,995,273	$(72,755)	$(18,067)
Total	$(9,437,363)	$8,995,273	$(72,755)	$(18,067)

The fair value of available-for-sale short-term investments as disclosed is further discussed in Note 6.